SCHEDULE OF RELATED PARTIES RELATIONSHIP WITH THE COMPANY (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Zhida Hong [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Zhida Hong	Zhida Hong
Relationship with the Company	President, CEO, and a director of the Company	President, CEO, and a director of the Company
Zhongpeng Chen [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Zhongpeng Chen	Zhongpeng Chen
Relationship with the Company	A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020	A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020
Bihua Yang [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Bihua Yang	Bihua Yang
Relationship with the Company	A legal representative of XKJ	A legal representative of XKJ
Zhiyong Zhou [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Zhiyong Zhou
Relationship with the Company	General Manager of XKJ
Dewu Huang [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Dewu Huang	Dewu Huang
Relationship with the Company	A legal representative of YBY	A legal representative of YBY
Jinlong Huang [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Jinlong Huang	Jinlong Huang
Relationship with the Company	A spouse of legal representative of HSW	A spouse of legal representative of HSW
Hongye Financial Consulting (Shenzhen) Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of Related Parties		Hongye Financial Consulting (Shenzhen) Co., Ltd.
Relationship with the Company		A company controlled by CEO, Mr. Zhida Hong